CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Warrants	Contributed surplus	Non- controlling interests	Foreign exchange translation reserve	Accumulated deficit	Class A shares	Class B shares	Class A shares to be issued	Total
Balance at Dec. 31, 2023	$ 2,723,356	$ 30,225,741	$ (327,501)	$ 417,341	$ (157,908,160)	$ 151,622	$ 137,626,863		$ 12,909,262
Balance (in Shares) at Dec. 31, 2023	158,832					2	605,796
Shares issued							$ 2,139,808		2,139,808
Shares issued (in Shares)							104,590
Shares for debt							$ 685,051		685,051
Shares for debt (in Shares)							17,528
Share-based payments		169,267							169,267
Warrants expired	$ (286,189)	286,189
Warrants expired (in Shares)	(20,769)
Exercise of options		(26,098)					$ 102,563		76,465
Exercise of options (in Shares)							1,446
Comprehensive loss for the period			(428,633)	(333,844)	(5,015,291)				(5,777,768)
Balance at Jun. 30, 2024	$ 2,437,167	30,655,099	(756,134)	83,497	(162,923,451)	$ 151,622	$ 140,554,285		10,202,085
Balance (in Shares) at Jun. 30, 2024	138,063					2	729,360
Balance at Dec. 31, 2024	$ 1,997,759	31,072,543	(1,040,306)	50,795	(172,110,884)	$ 151,701	$ 150,318,624		10,440,232
Balance (in Shares) at Dec. 31, 2024	210,370					12	2,299,502
Shares issued - convertible debt							$ 8,192,245		8,192,245
Shares issued - convertible debt (in Shares)							984,792
Shares to be issued								$ 439	439
Shares to be issued (in Shares)								12
Shares for debt							$ 451,743		451,743
Shares for debt (in Shares)							46,003
Warrants issued (in Shares)	346,806
Share-based payments		1,140,856							1,140,856
Exercise of RSUs		(515,625)					$ 515,625
Exercise of RSUs (in Shares)							92,690
Warrants expired	$ (968,979)	968,979
Warrants expired (in Shares)	(55,942)
Exercise of warrants							$ 99,588		99,588
Exercise of warrants (in Shares)	(8,500)						8,500
Exercise of options		(84,358)					$ 232,444		148,086
Exercise of options (in Shares)							37,192
Comprehensive loss for the period			(676,418)	80,052	(17,829,790)				(18,426,156)
Balance at Jun. 30, 2025	$ 1,028,780	$ 32,582,395	$ (1,716,724)	$ 130,847	$ (189,940,674)	$ 151,701	$ 159,810,269	$ 439	$ 2,047,033
Balance (in Shares) at Jun. 30, 2025	492,734					12	3,468,679	12